Deferred Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Major Components Of Tax Expense Income [Abstract]
Summary of Deferred Income Tax Assets and Liabilities
a)	The following is the analysis of deferred income tax assets/(liabilities) presented in the consolidated statements of financial position as of December 31, 2017 and 2016

Deferred tax assets/(liabilities)	Opening balance as of January 1, 2017	Changes						Closing balance as of December 31, 2017	Balance as of December 31, 2017
Deferred tax assets/(liabilities)	Opening balance as of January 1, 2017	Recognized in profit or loss	Recognized in other comprehensive income	Recognized directly in equity	Foreign exchange currency translation	Transfers to (from) non-current assets and disposal groups held for sale	Other increases (decreases)	Closing balance as of December 31, 2017	Assets	Liabilities
Deferred tax assets/(liabilities)	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Depreciation	(209,128,557)	(23,672,231)	-	-	61,222	-	(1,503)	(232,741,069)	146,622	(232,887,691)
Amortization	-	-	-	-	-	-	-	-	-	-
Accumulations (or accruals)	-	-	-	-	-	-	-	-	-	-
Provisions	20,198,527	(226,700)	-	-	-	-	342,283	20,314,110	20,314,110	-
Foreign currency contracts	-	-	-	-	-	-	-	-	-	-
Post-employement benefits obligations	1,639,108	249,625	(68,034)	-	-	-	(342,283)	1,478,416	1,504,434	(26,018)
Revaluations of financial instruments	-	-	-	-	-	-	-	-	-	-
Tax loss	11,911,396	(2,375,294)	-	-	-	-	-	9,536,102	9,536,102	-
Assets classified as held to distribute to owners	-	30,938,936	-	-	-	-	-	30,938,936	30,938,936	-
Other	8,798,644	(2,260,498)	(2)	-	(28,356)	-	3,669,801	10,179,589	14,962,228	(4,782,639)
Deferred tax asses/(liabilities)	(166,580,882)	2,653,838	(68,036)	-	32,866	-	3,668,298	(160,293,916)	77,402,432	(237,696,348)
Offsetting of deferred tax assets/(liabilities)									(77,402,432)	77,402,432
Deferred tax assets/(liabilities) after offsetting								(160,293,916)	-	(160,293,916)

Deferred tax assets/(liabilities)	Opening balance as of January 1, 2016	Changes						Closing balance as of December 31, 2016	Balance as of December 31, 2016
Deferred tax assets/(liabilities)	Opening balance as of January 1, 2016	Recognized in profit or loss	Recognized in other comprehensive income	Recognized directly in equity	Foreign exchange currency translation	Transfers to (from) non-current assets and disposal groups held for sale	Other increases (decreases)	Closing balance as of December 31, 2016	Assets	Liabilities
Deferred tax assets/(liabilities)	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Depreciation	(236,853,008)	27,607,871	-	-	79,558	34,135	2,887	(209,128,557)	5,465,105	(214,593,662)
Amortization	-	-	-	-	-	-	-	-	-	-
Accumulations (or accruals)	-	-	-	-	-	-	-	-	-	-
Provisions	17,384,299	2,839,332	-	-	-	(25,104)	-	20,198,527	20,540,810	(342,283)
Foreign currency contracts	-	-	-	-	-	-	-	-	-	-
Post-employement benefits obligations	1,401,345	(214,061)	474,498	-	-	(22,674)	-	1,639,108	1,639,108	-
Revaluations of financial instruments	-	-	-	-	-	-	-	-	-	-
Tax loss	12,720,468	(809,016)	-	-	-	-	(56)	11,911,396	11,911,396	-
Assets classified as held to distribute to owners	-	-	-	-	-	-	-	-	-	-
Other	7,454,508	(381,398)	(5)	5,555,110	12,645	-	(3,842,216)	8,798,644	17,744,166	(8,945,522)
Deferred tax asses/(liabilities)	(197,892,388)	29,042,728	474,493	5,555,110	92,203	(13,643)	(3,839,385)	(166,580,882)	57,300,585	(223,881,467)
Offsetting of deferred tax assets/(liabilities)									(38,604,462)	38,604,462
Deferred tax assets/(liabilities) after offsetting								(166,580,882)	18,696,123	(185,277,005)

Effects of Deferred Tax on Components of Other Comprehensive Income

The effects of deferred tax on the components of Other Comprehensive Income are as follows:

	For the year ended December 31, 2017			For the year ended December 31, 2016			For the year ended December 31, 2015
Effects of Deferred Tax on the Components of Other Comprehensive Income	Amount Before Income Tax	Income Tax Expense (Benefit)	Amount After Income Tax	Amount Before Income Tax	Income Tax Expense (Benefit)	Amount After Income Tax	Amount Before Income Tax	Income Tax Expense (Benefit)	Amount After Income Tax
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Available-for-sale financial assets	8	(2)	6	18	(5)	13	(441,585)	10	(441,575)
Cash flow hedge	97,309,516	(26,139,149)	71,170,367	86,959,338	(20,924,809)	66,034,529	(135,791,934)	35,463,169	(100,328,765)
Foreign currency translation	(3,690,798)	-	(3,690,798)	(139,529,128)	-	(139,529,128)	(244,110,922)	-	(244,110,922)
Investments accounted for using the equity method	-	-	-	(11,904,709)	-	(11,904,709)	(2,475,299)	-	(2,475,299)
Actuarial income on defined-benefit pension plans	251,976	(68,034)	183,942	(1,757,402)	474,498	(1,282,904)	(216,648)	(5,476)	(222,124)
Income tax related to components of other income and expenses debited or credited to Equity	93,870,702	(26,207,185)	67,663,517	(66,231,883)	(20,450,316)	(86,682,199)	(383,036,388)	35,457,703	(347,578,685)

Summary of Reconciliation of Deferred Tax Movements Between Balance Sheet and Comprehensive Income

The reconciliation of deferred tax movements between balance sheet and comprehensive income for the years 2017 and 2016 and 2015 is as follows:

	For the years ended
	12-31-2017	12-31-2016	12-31-2015
	ThCh$	ThCh$	ThCh$
Increase (decrease) of the deferred taxes related to continuing operations	(68,036)	474,493	830,036
Deferred taxes on hedge movements (revenue and derivatives hedge)	(26,139,149)	(21,528,043)	31,318,550
Increase (decrease) of the deferred taxes related to discontinuing operations	-	603,234	3,309,117
Total	(26,207,185)	(20,450,316)	35,457,703